FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    /  /    (a)
             or fiscal year ending: 12/31/2005 (b)

Is this a transition report?: (Y/N)   N
                                    -----

Is this an amendment to a previous filing? (Y/N)   N
                                                 -----

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1. A. Registrant Name: Pruco Life Variable Universal Account
                       -------------------------------------

   B. File Number: 811-5826
                   --------

   C. Telephone Number: (973) 802-7333
                        --------------

2. A. Street: 213 Washington Street
              ---------------------

   B. City: Newark      C.  State: NJ       D. Zip Code: 07102    Zip Ext: 2992
            ------                 --                    -----             ----

   E. Foreign Country:                  Foreign Postal Code:
                      -----------------                     -------------------

3. Is this the first filing on this form by Registrant?(Y/N)               N
                                                                         -----

4. Is this the last filing on this form by Registrant?(Y/N)                N
                                                                         -----

5. Is Registrant a small business investment company (SBIC)?(Y/N)          N
                                                                         -----

6. Is Registrant a unit investment trust(UIT)?(Y/N)                        Y
   (If answer is "Y" (yes) complete only items 111 through 132)          -----

7. A. Is Registrant a series or multiple portfolio company?(Y/N)
      (If answer is "N" (No), go to item 8.)                             -----

   B. How many separate series or portfolios did Registrant have at the end of the period?


SCREEN NUMBER: 01                PAGE NUMBER: 01

For period ending 12/31/2005                             If filing more than one
                  ----------                             Page 2, "X": ____
File number 811-5826
            --------


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                 Is this the
 Series                                                          last filing
 Number                       Series Name                     for this series?
 ------                       -----------                     ----------------
    1                                                               (Y/N)


SCREEN NUMBER: 02                PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending  12/31/2005                            If filing more than one
                   ----------                            Page 47, "X": ____
File number 811-5826
            --------


UNIT INVESTMENT TRUSTS

111.*   A. Depositor Name: Pruco Life Insurance Company
                         ----------------------------

        B. File Number (If any):
                              ---------------------

        C. City: Newark       State: NJ       Zip Code: 07102   Zip Ext: 3777
                 ------              --                 -----            ----

        Foreign Country:                  Foreign Postal Code:
                       -----------------                     -------------------

111.*   A. Depositor Name:
                         -------------------------------------------------------

        B. File Number (If any):
                               ---------------------

        C. City:              State:           Zip Code:         Zip Ext:
                ------------        ----------          --------         -------

           Foreign Country:                  Foreign Postal Code:
                          -----------------                     ----------------

112.*   A. Sponsor Name:
                        --------------------------------------------------------

        B. File Number (If any):
                                ---------------------

        C. City:              State:           Zip Code:         Zip Ext:
                ------------        ----------          --------         -------

           Foreign Country:                  Foreign Postal Code:
                          -----------------                     ----------------

112.*   A. Sponsor Name:
                      ----------------------------------------------------------

        B. File Number (If any):
                              ---------------------

        C. City:              State:           Zip Code:         Zip Ext:
                ------------        ----------          --------         -------

           Foreign Country:                  Foreign Postal Code:
                          -----------------                     ----------------


SCREEN NUMBER: 55               PAGE NUMBER: 47

For period ending 12/31/2005                             If filing more than one
                  ----------                             Page 48, "X": _____
File number 811-5826
            --------


113.*   A. Trustee Name:
                        --------------------------------------------------------

        B. City:              State:           Zip Code:         Zip Ext:
                ------------        ----------          --------         -------

           Foreign Country:                  Foreign Postal Code:
                          -----------------                     ----------------

113.*   A. Trustee Name:
                      ----------------------------------------------------------

        B. City:              State:           Zip Code:         Zip Ext:
                ------------        ----------          --------         -------

           Foreign Country:                  Foreign Postal Code:
                          -----------------                     ----------------

114.*   A. Principal Underwriter Name:
                                     -------------------------------------------

        B. File Number:
                      -----------------------------------

        C. City:              State:           Zip Code:         Zip Ext:
               ------------        ----------          --------         --------

           Foreign Country:                  Foreign Postal Code:
                          -----------------                     ----------------

114.*   A. Principal Underwriter Name:
                                     -------------------------------------------

        B. File Number:
                      -----------------------------------

        C. City:              State:           Zip Code:         Zip Ext:
               ------------        ----------          --------         --------

           Foreign Country:                  Foreign Postal Code:
                          -----------------                     ----------------

115.*   A. Independent Public Accountant Name:
                                              ----------------------------------

        B. City:              State:           Zip Code:         Zip Ext:
               ------------        ----------          --------         --------

           Foreign Country:                  Foreign Postal Code:
                          -----------------                     ----------------

115.*   A. Independent Public Accountant Name:
                                             -----------------------------------

        B. City:              State:           Zip Code:         Zip Ext:
              ------------        ----------          --------         ---------

           Foreign Country:                  Foreign Postal Code:
                          -----------------                     ----------------


SCREEN NUMBER: 56               PAGE NUMBER: 48

For period ending  12/31/2005                            If filing more than one
                   ----------                            Page 49, "X": _____
File number 811-5826
            --------


116.*   A. Is Registrant part of a family of investment companies?(Y/N)
                                                                         -------

        B. Identify the family in 10 letters:
           (NOTE: In filing this form, use this identification           -------
           consistently for all investment companies in family. This designation is for purposes of this form only.)

117.*   A. Is Registrant a separate account of an insurance company?(Y/N)
           If answer is "Y" (Yes), are any of the following types of     -------
           contracts  funded by the Registrant?:

        B. Variable annuity contracts?(Y/N):
                                                                         -------

        C. Scheduled premium variable life contracts:
                                                                         -------

        C. Scheduled premium variable life contracts:
                                                                         -------

        D. Flexible premium variable life contracts:
                                                                         -------

        E. Other types of insurance products registered under the
           Securities Acts of 1933?(Y/N)
                                                                         -------

118.*   State the number of series existing at the end of the
        period that had securities registered under the Securities
        Act of 1933                                                         1
                                                                         -------

119.    State the number of new series for which registration
        statements* under the Securities Act of 1933 became effective during the period
                                                                         -------

120.*   State the total value of the portfolio securities on
        the date of deposit for the new series included in item 119
        ($000's omitted)
                                                                         -------

121.*   State the number of series for which a current prospectus
        was in existence at the end of the period
                                                                         -------

122.*   State the number of existing series for which additional
        units were registered under the Securities Act of 1933 during
        the period                                                       -------


SCREEN NUMBER: 57               PAGE NUMBER: 49

For period ending 12/31/2005                             If filing more than one
                  ----------                             Page 50, "X": _____
File number 811-5826
            --------


123.    State the total value of the additional units considered
        in* answering item 122 ($000's omitted)
                                                                         -------

124.*   State the total value of units prior series that were
        placed in the portfolios of subsequent series during the
        current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's
        omitted)                                                         $
                                                                         -------

125.*   State the total dollar amount of sales loads collected
        (before reallowances to other brokers or dealers) by
        Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
        series of Registrant ($000's omitted)                            $
                                                                         -------

126.    Of the amounts shown in item 125, state the total dollar
        amount of sales loads collected from secondary market
        operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
        portfolio of a subsequent series.)($000's omitted)               $
                                                                         -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                                    Total Income
                                                              Number of Series    Total Assets     Distributions
                                                                 Investing      ($000's omitted)  ($000's omitted)
A. U.S. Treasury direct issue
B. U.S. Government agency
C. State and municipal tax-free
D. Public utility debt
E. Brokers or dealers debt or debt of brokers' or dealers'
   parent
F. All other corporate intermed. & long term debt
G. All other corporate short-term debt
H. Equity securities of brokers or dealers or parents of
   brokers or dealers
I. Investment company equity securities
J. All other equity securities                                       1             $1,156,687         $28,875
K. Other securities
L. Total assets of all series of Registrant                          1             $1,156,687         $28,875


SCREEN NUMBER: 58               PAGE NUMBER:50

For period ending 12/31/2005                             If filing more than one
                  ----------                             Page 51, "X": _____
File number 811-5826
            --------


128.*   Is the timely payment of principal and interest on any
        of the portfolio securities held by any of Registrant's
        series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)
                                                                         -------

129.*   Is the issuer of any instrument covered in item 128
        delinquent or in default as to payment of principal or
        interest at the end of the current period?(Y/N)
                                                                         -------

130.*   In computations of NAV or offering price per unit, is any
        part of the value attributed to instruments identified in
        item 129 derived from insurance or guarantees?(Y/N)
                                                                         -------

131.    Total expenses incurred by all series of Registrant during
        the current reporting period ($000's omitted)                    $ 4,432
                                                                         -------

132.* List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-5826        811-            811-            811-
              --------        --------        --------        --------

          811-            811-            811-            811-
              --------        --------        --------        --------

          811-            811-            811-            811-
              --------        --------        --------        --------

          811-            811-            811-            811-
              --------        --------        --------        --------

          811-            811-            811-            811-
              --------        --------        --------        --------

          811-            811-            811-            811-
              --------        --------        --------        --------

          811-            811-            811-            811-
              --------        --------        --------        --------

          811-            811-            811-            811-
              --------        --------        --------        --------


SCREEN NUMBER: 59               PAGE NUMBER: 51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 28th day of February, 2006.


PRUCO LIFE INSURANCE COMPANY


BY: /S/ John Chieffo                 WITNESS: /S/ William Sues

        John Chieffo                              William Sues
        Vice President                            Director, Separate Accounts
        Chief Accounting Officer